Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 100	$ 0
General and administrative expenses:
Compensation expense	(442)	(978)	(8,107)	(4,283)
Other	(463)	(342)	(1,636)	(1,807)
Operating loss	(805)	(1,320)	(9,743)	(6,090)
Other income (expense)	0	1	(3)	0
Loss from continuing operations before income taxes	(805)	(1,319)	(9,746)	(6,090)
Income tax provision (benefit)	0	0	0	0
Loss from continuing operations	(805)	(1,319)	(9,746)	(6,090)
Discontinued operations:
Loss from discontinued operations	0	(4,009)	(11,885)	(40,232)
Loss on disposal of plants		0	(24,019)	0
Income tax provision (benefit)	0	0	0	0
Loss from discontinued operations	0	(4,009)	(35,904)	(40,232)
Net loss	(805)	(5,328)	(45,650)	(46,322)
Less: Net loss from continuing operations attributable to noncontrolling interest	94	172	1,375	852
Less: Net loss from discontinued operations attributable to the noncontrolling interest	0	521	5,067	5,627
Net loss attributable to BioFuel Energy Corp. common stockholders	(711)	(4,635)	(39,208)	(39,843)
Amounts attributable to BioFuel Energy Corp.:
Loss from continuing operations	(711)	(1,147)	(8,371)	(5,238)
Loss from discontinued operations	0	(3,488)	(30,837)	(34,605)
Net loss attributable to BioFuel Energy Corp.	$ (711)	$ (4,635)	$ (39,208)	$ (39,843)
Basic and fully diluted loss per share attributable to BioFuel Energy Corp.:
Continuing operations (in dollars per share)	$ (0.13)	$ (0.21)	$ (1.57)	$ (1.01)
Discontinued operations (in dollars per share)	$ 0	$ (0.66)	$ (5.77)	$ (6.64)
Total Earnings Per Share, Basic and Diluted (in dollars per share)	$ (0.13)	$ (0.87)	$ (7.34)	$ (7.65)
Weighted average shares outstanding-basic and fully diluted (in shares)	5,442	5,308	5,345	5,208